FINANCIAL INSTRUMENTS (Schedule of Changes in Liabilities Arising From Financing Activities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	$ 1,984
Payments	(596)
Foreign exchange movement	(110)
Cash from new loans
New leases
Ending	1,278
Bank loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	1,710
Payments	(460)
Foreign exchange movement	(110)
Cash from new loans
New leases
Ending	1,140
Capital lease [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	274
Payments	(136)
Foreign exchange movement
Cash from new loans
New leases
Ending	$ 138